UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Gold & Precious Metals Fund
	Shares	Value ($)
Common Stocks (a) 89.9%
Australia 9.2%
Medusa Mining Ltd.	523,236	2,695,004
Newcrest Mining Ltd.	830,317	20,304,084
Regis Resources Ltd.*	1,089,123	5,905,285

(Cost $19,570,588)		28,904,373
Canada 54.8%
Agnico-Eagle Mines Ltd.	139,965	6,403,251
AuRico Gold, Inc.* (b)	444,649	3,125,115
B2Gold Corp.* (b)	982,704	3,783,420
Barrick Gold Corp.	949,735	30,242,213
Colossus Minerals, Inc.*	533,727	2,188,634
Continental Gold Ltd.*	226,609	1,894,846
Detour Gold Corp.*	239,918	5,070,655
Eldorado Gold Corp. (b)	980,705	10,963,366
Franco-Nevada Corp. (b)	159,037	8,500,363
Goldcorp, Inc.	821,562	28,936,709
Kinross Gold Corp.	1,211,787	9,938,257
Kirkland Lake Gold, Inc.* (b)	318,433	1,931,542
New Gold, Inc.*	818,223	7,949,249
Osisko Mining Corp.*	418,153	2,896,969
Pan American Silver Corp.	96,285	1,681,657
Rubicon Minerals Corp.*	788,915	1,842,964
Silver Standard Resources, Inc.* (b)	251,914	3,038,425
Silver Wheaton Corp.	438,222	15,250,337
Tahoe Resources, Inc.*	266,468	4,298,647
Teranga Gold Corp. (CDI)* (c)	773,858	1,533,831
Torex Gold Resources, Inc.	1,906,201	3,822,340
Torex Gold Resources, Inc.* (b)	337,605	676,970
Yamana Gold, Inc.	962,530	15,730,137

(Cost $182,418,068)		171,699,897
Mexico 2.2%
Fresnillo PLC (d) (Cost $6,440,089)	266,024	6,999,561
Peru 1.1%
Compania de Minas Buenaventura SA (ADR) (b) (Cost $4,358,089)	112,872	3,339,883
South Africa 11.4%
AngloGold Ashanti Ltd.	433,776	12,152,190
Gold Fields Ltd.	704,679	8,166,334
Harmony Gold Mining Co., Ltd.	563,547	3,645,516
Impala Platinum Holdings Ltd.	648,439	11,755,431

(Cost $45,328,343)		35,719,471
United Kingdom 4.0%
Polyus Gold International Ltd.*	1,029,720	3,655,608
Randgold Resources Ltd.	92,412	8,720,609

(Cost $12,554,838)		12,376,217
United States 7.2%
Allied Nevada Gold Corp.*	160,448	3,801,013
Argonaut Gold, Inc.*	287,891	2,626,637
Newmont Mining Corp.	372,907	16,020,085

(Cost $22,497,240)		22,447,735

Total Common Stocks (Cost $293,167,255)		281,487,137
Exchange-Traded Funds 4.1%
ETFS Physical Palladium Trust*	25,526	1,862,887
SPDR Gold Trust*	67,933	10,950,800

Total Exchange-Traded Funds (Cost $9,183,981)		12,813,687

	Troy Ounces	Value ($)
Commodities 2.7%
Gold Bullion* (Cost $8,596,566)	5,171	8,603,030

	Shares	Value ($)
Securities Lending Collateral 10.4%
Daily Assets Fund Institutional, 0.19% (e) (f) (Cost $32,710,750)	32,710,750	32,710,750
Cash Equivalents 2.5%
Central Cash Management Fund, 0.17% (e) (Cost $7,713,382)	7,713,382	7,713,382

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $351,371,934) †	109.6	343,327,986
Other Assets and Liabilities, Net	(9.6)	(30,130,154)

Net Assets	100.0	313,197,832

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $374,938,493.  At January 31, 2013, net unrealized depreciation for all securities based on tax cost was $31,610,507.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,423,959 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $60,034,466.

(a)	Securities are listed in country of domicile.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $30,728,038, which is 9.8% of net assets.
(c)	Listed on the Australian Securities Exchange.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
ETFS: Exchange Traded Funds Securities
SPDR: Standard & Poor's Depositary Receipt

At January 31, 2013, open futures contracts purchased were as follows

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Gold 100 oz Futures	USD	4/26/2013	2	332,400	513
Platinum Futures	USD	4/26/2013	11	921,470	43,576
Silver Futures	USD	3/26/2013	8	1,254,040	(50,223)
Total net unrealized depreciation					(6,134)

At January 31, 2013, the DWS Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	68%

Group II:
Medium established producers	5%

Group III:
Junior producers with medium cost production	8%

Group IV:
Companies with some production on stream or in start-up	3%

Group V:
Primarily exploration companies with or without mineral resources	7%

Group VI:
Royalty companies	9%
100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, DWS Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund.  As of January 31, 2013, the Fund held $24,313,266 in the Subsidiary, representing 7.8% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$28,904,373	$—	$28,904,373
Canada	170,166,066	1,533,831	—	171,699,897
Mexico	—	6,999,561	—	6,999,561
Peru	3,339,883	—	—	3,339,883
South Africa	—	35,719,471	—	35,719,471
United Kingdom	—	12,376,217	—	12,376,217
United States	22,447,735	—	—	22,447,735
Exchange-Traded Funds	12,813,687	—	—	12,813,687
Commodities	8,603,030	—	—	8,603,030
Short-Term Investments(g)	40,424,132	—	—	40,424,132
Derivatives(h)	44,089	—	—	44,089
Total	$257,838,622	$85,533,453	$—	$343,372,075

Liabilities
Derivatives(h)	$(50,223)	$—	$—	$(50,223)
Total	$(50,223)	$—	$—	$(50,223)

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.

(g)	See Consolidated Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$(6,134)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013